UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland May 9, 2011

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	46

Form 13F Information Table Value Total:	119287

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AbitibiBowater Inc.            COM              003687209      671    24974 SH       SOLE                    24974
Alcoa, Inc.                    COM              013817101     3835   217180 SH       SOLE                   217180
American Express Co.           COM              025816109     3255    72015 SH       SOLE                    72015
Apple Inc.                     COM              037833100     6334    18174 SH       SOLE                    18174
Applied Materials Inc.         COM              038222105     1287    82400 SH       SOLE                    82400
Bank of America Corp           COM              060505104     1519   113923 SH       SOLE                   113923
Bristol-Myers Squibb Co.       COM              110122108     2500    94608 SH       SOLE                    94608
Capital One Financial Corp.    COM              14040H105      370     7120 SH       SOLE                     7120
Caterpillar Inc                COM              149123101      395     3545 SH       SOLE                     3545
Cisco Systems Inc.             COM              17275R102     1841   107325 SH       SOLE                   107325
Citigroup, Inc.                COM              172967101     1274   288150 SH       SOLE                   288150
Corning Inc.                   COM              219350105     1560    75600 SH       SOLE                    75600
Costco Wholesale Corp          COM              22160K105     4187    57100 SH       SOLE                    57100
Deere & Company                COM              244199105      339     3500 SH       SOLE                     3500
Discover Financial Services    COM              254709108     3519   145900 SH       SOLE                   145900
DuPont de Nemours & Co.        COM              263534109     3113    56625 SH       SOLE                    56625
EMC Corporation                COM              268648102     5088   191560 SH       SOLE                   191560
Energy Transfer Partners LP    COM              29273R109     2409    46550 SH       SOLE                    46550
Exxon Mobil Corporation        COM              30231G102     4200    49919 SH       SOLE                    49919
Flextronics International Ltd. COM              Y2573F102     3618   484335 SH       SOLE                   484335
General Electric Co            COM              369604103     3395   169327 SH       SOLE                   169327
Hartford Financial Services    COM              416515104     3747   139144 SH       SOLE                   139144
Honeywell Intl Inc             COM              438516106     4181    70024 SH       SOLE                    70024
IBM Corp                       COM              459200101     6856    42046 SH       SOLE                    42046
Intel Corporation              COM              458140100     3865   191544 SH       SOLE                   191544
JPMorgan Chase & Co            COM              46625H100     3401    73779 SH       SOLE                    73779
Legg Mason Inc.                COM              524901105     3741   103665 SH       SOLE                   103665
Lowes Companies Inc.           COM              548661107      729    27585 SH       SOLE                    27585
Micron Technology Inc          COM              595112103     1578   137560 SH       SOLE                   137560
Microsoft Corporation          COM              594918104     2973   117113 SH       SOLE                   117113
Motorola Mobility Holdings     COM              620097105      254    10425 SH       SOLE                    10425
Motorola Solutions Inc.        COM              620076307      532    11913 SH       SOLE                    11913
Nokia Corporation              COM              654902204      528    62045 SH       SOLE                    62045
Pfizer Inc.                    COM              717081103     2879   141736 SH       SOLE                   141736
Seagate Technology             COM              G7945M107     1197    83122 SH       SOLE                    83122
Telkonet, Inc.                 COM              879604106      207  1722200 SH       SOLE                  1722200
Teva Pharmaceutical            COM              881624209     2934    58487 SH       SOLE                    58487
Texas Instruments, Inc.        COM              882508104     4068   117700 SH       SOLE                   117700
Tractor Supply Co.             COM              892356106     4792    80050 SH       SOLE                    80050
Verizon Communications, Inc.   COM              92343V104     4653   120721 SH       SOLE                   120721
Wells Fargo & Co               COM              949746101     2611    82350 SH       SOLE                    82350
Windstream Corporation         COM              97381W104      213    16500 SH       SOLE                    16500
Wyndham Worldwide Corp         COM              98310W108     4209   132315 SH       SOLE                   132315
eBay Inc.                      COM              278642103     4309   138826 SH       SOLE                   138826
Eaton Vance Global Macro AB                                    120 11956.522SH       SOLE                11956.522
Storage Computer Corp.                          86211A101        0   114275 SH       SOLE                   114275